Remuneration of the Company's key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Remuneration of the Company's key management personnel
Schedule of remuneration of company's key management personnel

	Management	Supervisory
Remuneration of key management in 2022	Board	Board
	EUR k	EUR k
Short-term benefits	3,067	669
Share-based payments	6,689	478
Total	9,756	1,147

	Management	Supervisory
Remuneration of key management in 2021	Board	Board
	EUR k	EUR k
Short-term benefits	3,098	646
Share-based payments	12,673	566
Total	15,771	1,212